SUN CAPITAL ADVISERS TRUST

One Sun Life Executive Park

Wellesley Hills, MA 02481

May 6, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

File Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sun Capital Advisers Trust (the “Trust”)
(File Nos. 333-59093; 811-08879)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I certify that the forms of prospectuses for Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund, Sun Capital Global Real Estate Fund (formerly, Sun Capital Real Estate Fund), SC Davis Venture Value Fund, SC Oppenheimer Large Cap Core Fund (formerly, Sun Capital All Cap Fund), SC Oppenheimer Main Street Small Cap Fund, SC FI Large Cap Growth Fund, SC Blue Chip Mid Cap Fund, SC Lord Abbett Growth & Income Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, and SC PIMCO High Yield Fund (each prospectus dated May 1, 2008), that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 21 (Post-Effective Amendment No. 22 under the Investment Company Act of 1940, as amended) to the Trust’s registration statement on Form N-1A (Accession No. 0001193125-08-093011). Post-Effective Amendment No. 21 was filed electronically with the Securities and Exchange Commission on April 28, 2008 and effective on May 1, 2008 pursuant to Rule 485(b) under the 1933 Act. Each fund is a series of the Trust.

If you have any questions or comments concerning this filing, please contact me at (781) 446-1867 or Christopher P. Harvey, Esq., counsel to the Trust, at (617) 526-6532.

Very truly yours,

/s/ Maura A. Murphy
Maura A. Murphy, Esq.

cc:	Michelle Roberts, Esq. (Division of Investment Management)
Christopher P. Harvey, Esq.